Other Current Assets (Tables)	12 Months Ended
Mar. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Current Assets	As of March 31, 2020 and 2019, other current assets consisted of the following:
	As of March 31,
	2020	2019

Other receivable	101,323	120,451
Prepaid expenses	5,979	13,868
	$107,302	$134,319